Nature of operations and summary of significant accounting policies (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Allowance for doubtful accounts		$ 8,600	$ 7,100
Contract with Customer, Liability, Revenue Recognized	$ 3,700	4,000	2,900
Deferred offering costs capitalized	4,200	1,100	0
Advertising costs		1,500	2,100
Impairment losses		0	0
Acquisition Costs, Period Cost		0	500
Amortization of Acquisition Costs		2,500	1,500
Tax positions		0	$ 0
Unbilled receivables	62,100	57,000
Customer invoice	49,600
Deferred revenue	$ 4,700	$ 4,600